Other - Narrative (Details)	Dec. 31, 2018 contract option_plan	Dec. 31, 2017 contract option_plan	Dec. 31, 2016 contract option_plan
Other Income and Expenses [Abstract]
Number of foreign currency option outstanding | option_plan	0	0	0
Number of foreign forward contracts outstanding | contract	0	0	0